Consolidated cash flow statement of Aegon Ltd. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [LineItems]
Result before tax from continuing operations	€ 660	€ (391)	€ 827
Result before tax from discontinued operations	0	458	242
Impairment loss on measurement of disposal group	0	(413)	(1,094)
Result before tax from continuing operations and discontinued operations	660	(346)	(25)
Results from financial transactions	(20,665)	(20,540)	60,321
Amortization and depreciation	(31)	(163)	169
Impairment losses	237	116	115
Results from (re)insurance contracts and investment contracts with discretionary participating features	15,519	17,673	(43,253)
Income from joint ventures	(238)	(200)	(289)
Income from associates	(345)	(118)	(4)
Release of cash flow hedging reserve	(124)	(130)	(126)
Other	445	892	479
Adjustments of non-cash items	(5,201)	(2,469)	17,412
Investment contracts without discretionary participating features	12,760	9,742	(14,142)
Accrued expenses and other liabilities	(586)	(442)	(752)
Accrued income and prepayments	(71)	1,325	(997)
Changes in accruals	12,102	10,626	(15,891)
Insurance contracts	(11,904)	(11,770)	(12,163)
Investment contracts with discretionary participating features	(2,525)	(2,030)	(1,797)
Reinsurance contracts held	1,869	923	1,491
Purchase of investments (other than money market investments)	(48,545)	(43,445)	(64,243)
Purchase of derivatives	(64)	(1,011)	(4,140)
Disposal of investments (other than money market investments)	52,606	52,576	87,910
Disposal of derivatives	(107)	(1,612)	(2,306)
Net change in cash collateral	(1,282)	1,592	(3,207)
Net purchase of investments for account of policyholders	3,244	(1,853)	(340)
Cash flow movements on operating items not reflected in income	(6,708)	(6,631)	1,206
Tax (paid)/ received	(80)	(321)	(38)
Other	(12)	4	6
Net cash flows from operating activities	762	864	2,672
Purchase of individual intangible assets (other than future servicing rights)	(15)	(51)	(26)
Purchase of equipment and real estate for own use	(51)	(65)	(72)
Acquisition of subsidiaries, net of cash	(41)	(34)	(29)
Acquisition/capital contributions joint ventures and associates	(8)	(253)	(73)
Disposal of intangible asset	0	3	0
Disposal of equipment	20	46	9
Disposal of subsidiaries and businesses, net of cash	19	(1,964)	604
Disposal joint ventures and associates	37	12	185
Dividend received from joint ventures and associates	340	310	137
Other	(1)	0	(1)
Net cash flows from investing activities	300	(1,996)	733
Purchase of treasury shares	(925)	(1,072)	(597)
Proceeds from TRUPS, Subordinated borrowings and borrowings	700	2,670	3,569
Repayment of perpetuals	0	0	(429)
Repayment of TRUPS, subordinated loans and borrowings	(909)	(4,230)	(4,086)
Dividends paid	(521)	(494)	(167)
Coupons on perpetual securities	(68)	(65)	(48)
Payment of lease liabilities	(37)	(39)	(49)
Change in ownership non-controlling interests	2	(11)	(57)
Other	3	0	31
Net cash flows from financing activities	(1,755)	(3,241)	(1,834)
Net increase / (decrease) in cash and cash equivalents	(694)	(4,373)	1,570
Net cash and cash equivalents at the beginning of the year	4,074	8,486	6,861
Effects of changes in exchange rate	88	(38)	55
Net cash and cash equivalents at the end of the year	€ 3,469	€ 4,074	€ 8,486